Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—16.6%
U.S. Treasury Bonds
2.500%, 2/15/46	$1,115	$1,380
3.000%, 8/15/48	4,100	5,635
2.000%, 2/15/50	975	1,116
U.S. Treasury Notes
2.250%, 3/31/21	2,025	2,057
0.125%, 5/31/22	2,045	2,044
2.875%, 8/15/28	1,460	1,729
2.625%, 2/15/29	585	685
1.500%, 2/15/30	2,155	2,329
Total U.S. Government Securities (Identified Cost $14,808)		16,975

Municipal Bonds—3.0%
California—1.1%
State of California, Build America Bonds Taxable 7.600%, 11/1/40	520	955
University of California, Series B-A, Taxable 4.428%, 5/15/48	140	158
		1,113

Georgia—0.3%
Rockdale County Water & Sewerage Authority Revenue Taxable (CNTY GTD Insured) 3.060%, 7/1/24	255	268
Idaho—0.2%
Idaho Health Facilities Authority Saint Luke’s Health System Revenue Taxable 5.020%, 3/1/48	170	218
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	30	30
Massachusetts—0.4%
Massachusetts Bay Transportation Authority Revenue, Series A-1, Taxable 5.250%, 7/1/32	255	366
Oregon—0.3%
Clackamas & Washington Counties School District No. 3 Series B (SCH BD GTY Insured) 5.000%, 6/15/32	255	346
Texas—0.4%
Klein Independent School District (PSF-GTD Insured) 5.000%, 8/1/32	195	263
State of Texas, General Obligation Taxable 3.211%, 4/1/44	80	85
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	80	99
		447

	Par Value	Value

Virginia—0.3%
City of Bristol, General Obligation Taxable 4.210%, 1/1/42	$285	$298
Total Municipal Bonds (Identified Cost $2,800)		3,086

Foreign Government Securities—0.5%
Federative Republic of Brazil 3.875%, 6/12/30	200	193
Republic of Turkey 7.375%, 2/5/25	280	295
Total Foreign Government Securities (Identified Cost $483)		488

Mortgage-Backed Securities—23.6%
Agency—4.0%
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	12	14
Pool #535371 6.500%, 5/1/30	—	1
Pool #590108 7.000%, 7/1/31	5	6
Pool #880117 5.500%, 4/1/36	24	27
Pool #938574 5.500%, 9/1/36	78	89
Pool #909092 6.000%, 9/1/37	13	15
Pool #909220 6.000%, 8/1/38	117	136
Pool #986067 6.000%, 8/1/38	5	5
Pool #AA7001 5.000%, 6/1/39	324	372
Pool #CA4128 3.000%, 9/1/49	212	223
Pool#MA3803 3.500%, 10/1/49	768	807
Pool #CA4978 3.000%, 1/1/50	723	762
Pool#MA3905 3.000%, 1/1/50	1,520	1,601
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	15	17
		4,075

Non-Agency—19.6%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(1)(2)	315	323
American Homes 4 Rent Trust
2014-SFR2, C 144A 4.705%, 10/17/36(1)	195	214
2015-SFR1, A 144A 3.467%, 4/17/52(1)	204	218
2015-SFR2, C 144A 4.691%, 10/17/52(1)	125	139
AMSR Trust
See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2020-SFR1, A 144A 1.819%, 4/17/37(1)	$110	$111
2020-SFR1, B 144A 2.120%, 4/17/37(1)	255	258
2020-SFR2, C 144A 2.533%, 7/17/37(1)	100	101
2020-SFR2, D 144A 3.282%, 7/17/37(1)	100	102
Angel Oak Mortgage Trust I LLC 2019-2, A1 144A 3.628%, 3/25/49(1)(2)	189	194
Angel Oak Mortgage Trust LLC 2019-3, A1 144A 2.930%, 5/25/59(1)(2)	171	173
Arroyo Mortgage Trust
2018-1, A1 144A 3.763%, 4/25/48(1)(2)	246	253
2019-1, A1 144A 3.805%, 1/25/49(1)(2)	114	116
2019-2, A1 144A 3.347%, 4/25/49(1)(2)	117	120
Banc of America Funding Trust
2004-B, 2A1 4.307%, 11/20/34(2)	28	28
2005-1, 1A1 5.500%, 2/25/35	50	51
Banc of America Mortgage Trust 2005-3, 1A15 5.500%, 4/25/35	34	35
Bayview Opportunity Master Fund IVa Trust
2016-SPL1, B1 144A 4.250%, 4/28/55(1)	160	166
2017-SPL5, B1 144A 4.000%, 6/28/57(1)(2)	100	104
Bayview Opportunity Master Fund IVb Trust 2016-SPL2, B1 144A 4.250%, 6/28/53(1)(2)	100	104
BX Commercial Mortgage Trust 2019-XL, C (1 month LIBOR + 1.250%) 144A 1.435%, 10/15/36(1)(2)	162	159
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(2)	245	226
CHL Mortgage Pass-Through Trust 2004-6, 1A2 3.488%, 5/25/34(2)	88	85
Citigroup Commercial Mortgage Trust
2019-SST2, A (1 month LIBOR + 0.920%) 144A 1.105%, 12/15/36(1)(2)	200	196
2015-GC27, A4 2.878%, 2/10/48	245	257
Citigroup Mortgage Loan Trust, Inc. 2019-IMC1, A1 144A 2.720%, 7/25/49(1)(2)	166	168
COLT Mortgage Loan Trust Funding LLC
2019-3, A1 144A 2.764%, 8/25/49(1)(2)	210	213
2020-1, A1 144A 2.488%, 2/25/50(1)(2)	89	90
COMM Mortgage Trust 2020-CBM, B 144A 3.099%, 2/10/37(1)	210	198
CoreVest American Finance Trust
2020-1, A1 144A 1.832%, 3/15/50(1)	274	272
2019-3, C 144A 3.265%, 10/15/52(1)	220	204
2018-2, A 144A 4.026%, 11/15/52(1)	118	123
	Par Value	Value

Non-Agency—continued
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%) 144A 1.165%, 5/15/36(1)(2)	$370	$367
Ellington Financial Mortgage Trust
2018-1, A1FX 144A 4.140%, 10/25/58(1)(2)	265	271
2019-2, A3 144A 3.046%, 11/25/59(1)(2)	86	86
Exantas Capital Corp. 2020-RSO8, A (1 month LIBOR + 1.150%) 144A 1.344%, 3/15/35(1)(2)	265	257
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(2)	259	266
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(2)	46	47
2018-1, A23 144A 3.500%, 11/25/57(1)(2)	44	45
2018-2, A41 144A 4.500%, 10/25/58(1)(2)	122	125
2019-H1, A1 144A 2.657%, 10/25/59(1)(2)	208	213
GCAT LLC 2019-NQM1, A1 144A 2.985%, 2/25/59(1)(2)	129	130
Goldman Sachs Mortgage Securities Trust 2012-ALOH, A 144A 3.551%, 4/10/34(1)	255	258
GS Mortgage Securities Trust 2020-GC45, AS 3.173%, 2/13/53	245	263
Homeward Opportunities Fund I Trust
2018-2, A1 144A 3.985%, 11/25/58(1)(2)	301	311
2019-1, A1 144A 3.454%, 1/25/59(1)(2)	135	137
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 2003-S11, 3A5 5.950%, 11/25/33	52	54
JPMorgan Chase Commercial Mortgage Securities Trust 2015-C31, AS 4.106%, 8/15/48	215	231
JPMorgan Chase Mortgage Trust
2016-SH1, M2 144A 3.750%, 4/25/45(1)(2)	172	173
2016-SH2, M2 144A 3.750%, 12/25/45(1)(2)	313	316
2017-3, 2A2 144A 2.500%, 8/25/47(1)(2)	86	88
2017-5, A1 144A 3.138%, 10/26/48(1)(2)	174	176
JPMorgan Mortgage Trust 2017-1, A2 144A 3.500%, 1/25/47(1)(2)	231	236
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.800%) 144A 0.985%, 5/15/36(1)(2)	215	210
LHOME Mortgage Trust 2019-RTL1, A1 144A 4.580%, 10/25/23(1)(2)	195	194
MASTR Specialized Loan Trust 2005-3, A2 144A 5.704%, 11/25/35(1)(2)	22	22
Mello Warehouse Securitization Trust 2019-1, C (1 month LIBOR + 1.200%) 144A 1.385%, 6/25/52(1)(2)	85	85
MetLife Securitization Trust

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2017-1A, M1 144A 3.674%, 4/25/55(1)(2)	$100	$103
2019-1A, A1A 144A 3.750%, 4/25/58(1)(2)	340	359
Morgan Stanley - Bank of America (Merrill Lynch) Trust
2013-C13, AS 4.266%, 11/15/46	360	380
2015-C22, AS 3.561%, 4/15/48	310	324
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(2)	110	118
2015-2A, A1 144A 3.750%, 8/25/55(1)(2)	84	90
2016-1A, A1 144A 3.750%, 3/25/56(1)(2)	68	73
2016-4A, B1A 144A 4.500%, 11/25/56(1)(2)	156	172
2017-2A, A3 144A 4.000%, 3/25/57(1)(2)	154	166
2018-1A, A1A 144A 4.000%, 12/25/57(1)(2)	195	207
2018-2A, A1 144A 4.500%, 2/25/58(1)(2)	262	279
2019-NQM4, A1 144A 2.492%, 9/25/59(1)(2)	227	228
2020-1A, A1B 144A 3.500%, 10/25/59(1)(2)	309	327
NovaStar Mortgage Funding Trust 2004-4, M5 (1 month LIBOR + 1.725%) 1.910%, 3/25/35(2)	64	65
OBX Trust
2018-EXP2, 1A1 144A 4.000%, 7/25/58(1)(2)	235	239
2019-INV1, A3 144A 4.500%, 11/25/48(1)(2)	116	121
One Market Plaza Trust 2017-1MKT, A 144A 3.614%, 2/10/32(1)	150	157
Pretium Mortgage Credit Partners I LLC 2019-NPL3, A1 144A 3.105%, 7/27/59(1)(2)	66	66
Progress Residential Trust
2018-SFR2, B 144A 3.841%, 8/17/35(1)	100	102
2019-SFR3, B 144A 2.571%, 9/17/36(1)	235	238
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(2)	252	266
PRPM LLC 2019-1A, A1 144A 4.500%, 1/25/24(1)(2)	365	366
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(1)(2)	543	559
RCO V Mortgage LLC
2019-1, A1 144A 3.721%, 5/24/24(1)(2)	371	372
2019-2, A1 144A 3.475%, 11/25/24(1)(2)	304	304
Residential Mortgage Loan Trust
2019-1, A1 144A 3.936%, 10/25/58(1)(2)	52	53
2019-2, A1 144A 2.913%, 5/25/59(1)(2)	233	237
	Par Value	Value

Non-Agency—continued
Sequoia Mortgage Trust 2013-8, B1 3.518%, 6/25/43(2)	$87	$87
SG Residential Mortgage Trust 2019-3, A1 144A 2.703%, 9/25/59(1)(2)	327	330
Starwood Mortgage Residential Trust 2019-IMC1, A1 144A 3.468%, 2/25/49(1)(2)	233	239
Towd Point Mortgage Trust
2015-5, A2 144A 3.500%, 5/25/55(1)(2)	220	228
2017-1, M1 144A 3.750%, 10/25/56(1)(2)	100	107
2017-6, A2 144A 3.000%, 10/25/57(1)(2)	310	322
2018-6, A2 144A 3.750%, 3/25/58(1)(2)	370	375
2019-1, A1 144A 3.750%, 3/25/58(1)(2)	260	280
2018-SJ1, A1 144A 4.000%, 10/25/58(1)(2)	40	40
2015-2, 1M1 144A 3.250%, 11/25/60(1)(2)	165	172
Towd Point Trust 2019-HE1, A1 (1 month LIBOR + 0.900%) 144A 1.085%, 4/25/48(1)(2)	302	296
Tricon American Homes Trust
2017-SFR1, A 144A 2.716%, 9/17/34(1)	198	202
2019-SFR1, C 144A 3.149%, 3/17/38(1)	190	197
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	200	198
VCAT LLC 2019-NPL2, A1 144A 3.573%, 11/25/49(1)(2)	127	126
Vericrest Opportunity Loan Trust
2019-NPL2, A1 144A 3.967%, 2/25/49(1)(2)	99	100
2020-NPL2, A1A 144A 2.981%, 2/25/50(1)(2)	91	89
Vericrest Opportunity Loan Trust LXXXV LLC 2020-NPL1, A1A 144A 3.228%, 1/25/50(1)(2)	385	383
Verus Securitization Trust
2018-2, B1 144A 4.426%, 6/1/58(1)(2)	240	239
2018-3, A1 144A 4.108%, 10/25/58(1)(2)	82	84
2019-INV2, A1 144A 2.913%, 7/25/59(1)(2)	324	329
2019-INV1, A1 144A 3.402%, 12/25/59(1)(2)	110	113
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	100	106
		20,175

Total Mortgage-Backed Securities (Identified Cost $23,829)		24,250

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Asset-Backed Securities—9.1%
Automobiles—5.2%
ACC Trust
2018-1, B 144A 4.820%, 5/20/21(1)	$48	$48
2019-1, A 144A 3.750%, 5/20/22(1)	130	131
American Credit Acceptance Receivables Trust
2018-4, C 144A 3.970%, 1/13/25(1)	195	198
2019-2, C 144A 3.170%, 6/12/25(1)	220	223
Avis Budget Rental Car Funding LLC
(AESOP) 2016-1A, A 144A 2.990%, 6/20/22(1)	200	199
(AESOP) 2019-3A, A 144A 2.360%, 3/20/26(1)	270	266
Capital Auto Receivables Asset Trust 2017-1, C 144A 2.700%, 9/20/22(1)	185	186
Carvana Auto Receivables Trust
2019-1A, D 144A 3.880%, 10/15/24(1)	225	229
2019-3A, D 144A 3.040%, 4/15/25(1)	240	242
Centre Point Funding LLC 2012-2A, 1 144A 2.610%, 8/20/21(1)	2	2
Drive Auto Receivables Trust 2019-4, C 2.510%, 11/17/25	240	243
DT Auto Owner Trust
2019-2A, B 144A 2.990%, 4/17/23(1)	215	217
2019-2A, C 144A 3.180%, 2/18/25(1)	215	218
Exeter Automobile Receivables Trust
2018-3A, C 144A 3.710%, 6/15/23(1)	205	208
2019-2A, C 144A 3.300%, 3/15/24(1)	225	229
2019-4A, C 144A 2.440%, 9/16/24(1)	285	287
Flagship Credit Auto Trust
2016-2, B 144A 3.840%, 9/15/22(1)	3	3
2019-1, C 144A 3.600%, 2/18/25(1)	150	155
2019-2, C 144A 3.090%, 5/15/25(1)	260	266
GLS Auto Receivables Issuer Trust 2019-2A, B 144A 3.320%, 3/15/24(1)	260	265
GLS Auto Receivables Trust 2018-3A, C 144A 4.180%, 7/15/24(1)	240	249
Hertz Vehicle Financing II LP 2019-1A, A 144A 3.710%, 3/25/23(1)	129	128
OneMain Direct Auto Receivables Trust 2018-1A, C 144A 3.850%, 10/14/25(1)	145	146
Prestige Auto Receivables Trust 2017-1A, C 144A 2.810%, 1/17/23(1)	220	222
Skopos Auto Receivables Trust 2019-1A, C 144A 3.630%, 9/16/24(1)	240	232
United Auto Credit Securitization Trust 2019-1, D 144A 3.470%, 8/12/24(1)	215	217
	Par Value	Value

Automobiles—continued
Veros Automobile Receivables Trust 2020-1, B 144A 2.190%, 6/16/25(1)	$270	$269
		5,278

Credit Card—0.4%
Fair Square Issuance Trust 2020-AA, A 144A 2.900%, 9/20/24(1)	410	409
Other—3.3%
Aqua Finance Trust 2017-A, A 144A 3.720%, 11/15/35(1)	93	94
Arby’s Funding LLC 2015-1A, A2 144A 4.969%, 10/30/45(1)	134	136
DB Master Finance LLC 2017-1A, A2I 144A 3.629%, 11/20/47(1)	181	187
Diamond Resorts Owner Trust 2017-1A, A 144A 3.270%, 10/22/29(1)	52	52
Foundation Finance Trust 2019-1A, A 144A 3.860%, 11/15/34(1)	140	141
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	245	241
Lendmark Funding Trust 2019-1A, A 144A 3.000%, 12/20/27(1)	270	260
MVW LLC 2019-2A, A 144A 2.220%, 10/20/38(1)	243	242
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	206	210
NMEF Funding LLC 2019-A, C 144A 3.300%, 8/17/26(1)	200	204
Oasis LLC 2020-1A, A 144A 3.820%, 1/15/32(1)	194	194
Octane Receivables Trust 2019-1A, A 144A 3.160%, 9/20/23(1)	167	167
OneMain Financial Issuance Trust 2018-1A, A 144A 3.300%, 3/14/29(1)	180	183
Oportun Funding VIII LLC 2018-A, A 144A 3.610%, 3/8/24(1)	250	250
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	179	171
Small Business Lending Trust 2019-A, A 144A 2.850%, 7/15/26(1)	130	126
SoFi Consumer Loan Program LLC 2017-1, A 144A 3.280%, 1/26/26(1)	14	14
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(1)	238	251
Trinity Rail Leasing LLC 2019-1A, A 144A 3.820%, 4/17/49(1)	177	181
Vericrest Opportunity Loan Trust LXIV LLC 2017-NP11, A1 144A 3.375%, 10/25/47(1)(2)	62	62
		3,366

Student Loan—0.2%
Commonbond Student Loan Trust 2019-AGS, A1 144A 2.540%, 1/25/47(1)	240	249
Total Asset-Backed Securities (Identified Cost $9,263)		9,302

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Corporate Bonds and Notes—38.4%
Communication Services—2.0%
Cable Onda S.A. 144A 4.500%, 1/30/30(1)	$200	$203
CenturyLink, Inc. 144A 4.000%, 2/15/27(1)	30	29
Diamond Sports Group LLC
144A 5.375%, 8/15/26(1)	100	72
144A 6.625%, 8/15/27(1)	55	29
DISH DBS Corp.
5.000%, 3/15/23	95	95
144A 7.375%, 7/1/28(1)	45	45
Frontier Communications Corp. 144A 8.500%, 4/1/26(1)	70	66
Level 3 Financing, Inc. 144A 4.250%, 7/1/28(1)	225	225
Meredith Corp. 6.875%, 2/1/26	90	75
Sirius XM Radio, Inc. 144A 5.500%, 7/1/29(1)	60	63
Sprint Spectrum Co. LLC 144A 4.738%, 3/20/25(1)	200	217
Telesat Canada 144A 4.875%, 6/1/27(1)	85	83
Tencent Holdings Ltd. 144A 3.975%, 4/11/29(1)	255	288
T-Mobile USA, Inc. 144A 3.875%, 4/15/30(1)	300	334
Virgin Media Finance plc 144A 5.000%, 7/15/30(1)	200	195
		2,019

Consumer Discretionary—3.2%
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	145	141
American Builders & Contractors Supply Co., Inc. 144A 4.000%, 1/15/28(1)	200	194
Aramark Services, Inc. 144A 6.375%, 5/1/25(1)	100	103
COLT Merger Sub, Inc. 144A 6.250%, 7/1/25(1)	50	50
Dana, Inc. 5.375%, 11/15/27	190	188
Eldorado Resorts, Inc. 6.000%, 9/15/26	45	49
Ford Motor Co. 9.000%, 4/22/25	206	223
Gateway Casinos & Entertainment Ltd. 144A 8.250%, 3/1/24(1)	95	78
General Motors Co. 6.800%, 10/1/27	150	175
General Motors Financial Co., Inc. 3.450%, 4/10/22	30	31
Hanesbrands, Inc. 144A 5.375%, 5/15/25(1)	195	197
Jaguar Holding Co. II 144A 5.000%, 6/15/28(1)	80	82
Lear Corp. 3.800%, 9/15/27	250	254
Lithia Motors, Inc. 144A 4.625%, 12/15/27(1)	80	79
	Par Value	Value

Consumer Discretionary—continued
M/I Homes, Inc. 4.950%, 2/1/28	$190	$189
Marriott Ownership Resorts, Inc. 144A 6.125%, 9/15/25(1)	65	66
PulteGroup, Inc. 6.375%, 5/15/33	120	140
QVC, Inc.
4.375%, 3/15/23	145	145
4.750%, 2/15/27	160	155
Scientific Games International, Inc.
144A 5.000%, 10/15/25(1)	130	120
144A 8.250%, 3/15/26(1)	70	62
144A 7.000%, 5/15/28(1)	35	28
Taylor Morrison Communities, Inc. 144A 5.625%, 3/1/24(1)	80	82
TRI Pointe Group, Inc. 5.875%, 6/15/24	150	155
Under Armour, Inc. 3.250%, 6/15/26	100	88
VF Corp. 2.400%, 4/23/25	152	160
Winnebago Industries, Inc. 144A 6.250%, 7/15/28(1)	35	35
		3,269

Consumer Staples—1.2%
Albertsons Cos., Inc. 144A 4.875%, 2/15/30(1)	115	118
Anheuser-Busch InBev Worldwide, Inc.
4.000%, 4/13/28	200	231
4.750%, 1/23/29	52	63
Bacardi Ltd. 144A 4.700%, 5/15/28(1)	170	192
BAT Capital Corp. 4.906%, 4/2/30	240	282
Conagra Brands, Inc. 4.300%, 5/1/24	270	298
		1,184

Energy—3.2%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	120	81
Boardwalk Pipelines LP 4.950%, 12/15/24	185	198
Cheniere Energy Partners LP
5.625%, 10/1/26	70	69
144A 4.500%, 10/1/29(1)	115	112
CrownRock LP 144A 5.625%, 10/15/25(1)	115	103
EQM Midstream Partners LP
144A 6.000%, 7/1/25(1)	25	25
144A 6.500%, 7/1/27(1)	30	31
HollyFrontier Corp. 5.875%, 4/1/26	210	232
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	320	446
MPLX LP 4.250%, 12/1/27	205	222
Nabors Industries, Inc. 5.750%, 2/1/25	110	45

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Energy—continued
Parsley Energy LLC 144A 4.125%, 2/15/28(1)	$205	$186
Patterson-UTI Energy, Inc. 5.150%, 11/15/29	150	114
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	300	383
Petroleos Mexicanos 144A 7.690%, 1/23/50(1)	190	157
Petronas Capital Ltd. 144A 3.500%, 4/21/30(1)	200	222
Sabine Pass Liquefaction LLC
6.250%, 3/15/22	140	149
4.200%, 3/15/28	80	86
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(3)	200	236
Targa Resources Partners LP 5.875%, 4/15/26	185	183
Transocean Guardian Ltd. 144A 5.875%, 1/15/24(1)	42	36
		3,316

Financials—13.4%
AerCap Ireland Capital DAC
3.950%, 2/1/22	200	200
3.650%, 7/21/27	150	133
Allstate Corp. (The) Series B 5.750%, 8/15/53(4)	200	207
Apollo Management Holdings LP 144A 4.000%, 5/30/24(1)	215	233
Ares Finance Co. LLC 144A 4.000%, 10/8/24(1)	270	287
Athene Holding Ltd. 4.125%, 1/12/28	200	206
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	305	251
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 5.125%, 1/18/33(1)	200	186
Bank of America Corp.
3.004%, 12/20/23	285	300
4.200%, 8/26/24	448	497
(3 month LIBOR + 0.770%) 1.311%, 2/5/26(2)	225	222
Bank of Montreal 3.803%, 12/15/32	338	364
Bank of New York Mellon Corp. (The) Series G 4.700% (5)	240	250
Brighthouse Financial, Inc.
3.700%, 6/22/27	67	68
5.625%, 5/15/30	163	181
Brightsphere Investment Group, Inc. 4.800%, 7/27/26	200	197
Brookfield Finance, Inc. 4.000%, 4/1/24	342	371
Capital One Financial Corp.
4.200%, 10/29/25	200	222
3.750%, 7/28/26	225	246
Charles Schwab Corp. (The) Series G 5.375% (5)	225	240
Citadel LP 144A 4.875%, 1/15/27(1)	190	196
Citigroup, Inc.
3.200%, 10/21/26	371	407
	Par Value	Value

Financials—continued
(3 month LIBOR + 1.250%) 1.546%, 7/1/26(2)	$600	$597
Discover Bank 4.682%, 8/9/28	500	505
Fairfax Financial Holdings Ltd. 4.850%, 4/17/28	225	241
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	305	329
ICAHN Enterprises LP 6.250%, 5/15/26	225	225
Jefferies Financial Group, Inc. 5.500%, 10/18/23	170	184
Jefferies Group LLC
5.125%, 1/20/23	39	42
4.850%, 1/15/27	115	127
JPMorgan Chase & Co. 2.956%, 5/13/31	495	526
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(1)	215	285
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	150	120
Liberty Mutual Group, Inc.
144A 4.250%, 6/15/23(1)	65	71
144A 4.569%, 2/1/29(1)	210	246
Morgan Stanley
3.125%, 7/27/26	410	452
6.375%, 7/24/42	215	338
MSCI, Inc. 144A 4.000%, 11/15/29(1)	100	102
Navient Corp.
6.750%, 6/25/25	135	129
5.000%, 3/15/27	40	34
Prudential Financial, Inc.
5.875%, 9/15/42	85	90
5.625%, 6/15/43(4)	270	287
Santander Holdings USA, Inc.
3.700%, 3/28/22	169	174
3.500%, 6/7/24	180	189
4.400%, 7/13/27	80	87
Societe Generale S.A. 144A 4.750%, 11/24/25(1)	200	219
Springleaf Finance Corp.
6.875%, 3/15/25	110	113
7.125%, 3/15/26	40	41
5.375%, 11/15/29	15	14
Synchrony Financial 3.950%, 12/1/27	285	298
Synovus Financial Corp. 5.900%, 2/7/29	90	88
Toronto-Dominion Bank (The) 3.625%, 9/15/31	270	302
Trinity Acquisition plc 4.400%, 3/15/26	90	103
UBS AG 7.625%, 8/17/22	500	558
Voya Financial, Inc. 5.650%, 5/15/53	195	196
Wells Fargo & Co.
2.393%, 6/2/28	540	558
Series S 5.900%(4)(5)	155	153

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Financials—continued
Zions Bancorp NA 3.250%, 10/29/29	$250	$246
		13,733

Health Care—1.6%
Anthem, Inc. 2.875%, 9/15/29	185	200
Bausch Health Cos., Inc. 144A 5.750%, 8/15/27(1)	125	132
Centene Corp. 4.625%, 12/15/29	80	85
HCA, Inc.
5.375%, 2/1/25	55	59
5.125%, 6/15/39	90	105
5.250%, 6/15/49	140	168
LifePoint Health, Inc. 144A 4.375%, 2/15/27(1)	75	71
Mylan NV 3.950%, 6/15/26	230	257
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)	65	67
Perrigo Finance Unlimited Co. 4.375%, 3/15/26	200	218
Tenet Healthcare Corp.
144A 7.500%, 4/1/25(1)	25	27
144A 5.125%, 11/1/27(1)	63	62
Teva Pharmaceutical Finance Netherlands III BV 3.150%, 10/1/26	170	152
		1,603

Industrials—2.9%
ASGN, Inc. 144A 4.625%, 5/15/28(1)	100	98
Ashtead Capital, Inc. 144A 4.375%, 8/15/27(1)	280	288
Avolon Holdings Funding Ltd.
144A 3.950%, 7/1/24(1)	37	32
144A 4.375%, 5/1/26(1)	215	181
Boeing Co. (The)
5.150%, 5/1/30	140	156
5.805%, 5/1/50	64	75
5.930%, 5/1/60	64	76
BWX Technologies, Inc. 144A 4.125%, 6/30/28(1)	30	30
DP World plc 144A 6.850%, 7/2/37(1)	140	170
Garda World Security Corp. 144A 4.625%, 2/15/27(1)	95	94
Hillenbrand, Inc. 4.500%, 9/15/26	235	236
Howmet Aerospace, Inc. 6.875%, 5/1/25	90	98
Oshkosh Corp. 4.600%, 5/15/28	216	236
Penske Truck Leasing Co., LP 144A 4.125%, 8/1/23(1)	190	203
Signature Aviation US Holdings, Inc. 144A 4.000%, 3/1/28(1)	195	176
Standard Industries, Inc. 144A 4.375%, 7/15/30(1)	265	262
	Par Value	Value

Industrials—continued
Stanley Black & Decker, Inc. 4.000%, 3/15/60(4)	$203	$204
TransDigm, Inc. 5.500%, 11/15/27	155	135
Waste Connections, Inc. 2.600%, 2/1/30	260	274
		3,024

Information Technology—2.6%
Broadcom, Inc. 144A 4.150%, 11/15/30(1)	255	277
Citrix Systems, Inc. 3.300%, 3/1/30	365	390
Dell International LLC 144A 8.100%, 7/15/36(1)	95	124
Flex Ltd. 3.750%, 2/1/26	191	202
Hewlett Packard Enterprise Co. 4.900%, 10/15/25	255	295
HP, Inc. 3.400%, 6/17/30	320	329
Juniper Networks, Inc. 3.750%, 8/15/29	210	235
Microchip Technology, Inc. 144A 4.250%, 9/1/25(1)	210	212
Motorola Solutions, Inc.
4.600%, 2/23/28	166	188
4.600%, 5/23/29	85	98
VMware, Inc.
2.950%, 8/21/22	109	113
3.900%, 8/21/27	235	249
		2,712

Materials—2.4%
Ardagh Packaging Finance plc 144A 4.125%, 8/15/26(1)	200	198
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(1)(4)	200	230
Celanese US Holdings LLC 3.500%, 5/8/24	240	253
Cleveland-Cliffs, Inc. 144A 6.750%, 3/15/26(1)	155	150
Greif, Inc. 144A 6.500%, 3/1/27(1)	85	87
Inversiones CMPC S.A. 144A 3.850%, 1/13/30(1)	290	296
Novelis Corp. 144A 4.750%, 1/30/30(1)	100	95
Olin Corp. 5.625%, 8/1/29	225	207
PolyOne Corp. 144A 5.750%, 5/15/25(1)	200	206
SABIC Capital II BV 144A 4.500%, 10/10/28(1)	200	226
Sonoco Products Co. 3.125%, 5/1/30	310	324
Teck Resources Ltd. 6.125%, 10/1/35	215	243
		2,515

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Real Estate—3.4%
American Campus Communities Operating Partnership LP 3.875%, 1/30/31	$285	$299
Brixmor Operating Partnership LP 4.050%, 7/1/30	210	215
Corporate Office Properties LP 3.600%, 5/15/23	295	300
EPR Properties 4.750%, 12/15/26	275	263
ESH Hospitality, Inc. 144A 4.625%, 10/1/27(1)	190	179
GLP Capital LP 5.750%, 6/1/28	231	254
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	140	149
2.400%, 3/15/30	117	111
Healthcare Trust of America Holdings LP
3.750%, 7/1/27	215	227
3.100%, 2/15/30	150	151
Iron Mountain, Inc. 144A 4.875%, 9/15/29(1)	190	185
iStar, Inc. 4.250%, 8/1/25	190	172
Life Storage LP 3.500%, 7/1/26	220	236
MPT Operating Partnership LP
5.000%, 10/15/27	80	82
4.625%, 8/1/29	45	45
Office Properties Income Trust 4.500%, 2/1/25	215	209
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	150
Service Properties Trust 4.950%, 2/15/27	245	215
		3,442

Utilities—2.5%
American Electric Power Co., Inc. 2.300%, 3/1/30	285	288
Black Hills Corp. 2.500%, 6/15/30	250	255
CenterPoint Energy, Inc. 3.850%, 2/1/24	95	104
DPL, Inc. 4.350%, 4/15/29	263	266
Edison International 4.950%, 4/15/25	270	297
Exelon Corp. 3.497%, 6/1/22	135	141
Pennsylvania Electric Co. 144A 3.600%, 6/1/29(1)	240	269
PSEG Power LLC 3.850%, 6/1/23	231	249
Southern Power Co. 4.150%, 12/1/25	255	291
Talen Energy Supply LLC 144A 6.625%, 1/15/28(1)	105	103
TerraForm Power Operating LLC 144A 5.000%, 1/31/28(1)	110	115
	Par Value	Value

Utilities—continued
Vistra Operations Co. LLC 144A 4.300%, 7/15/29(1)	$230	$242
		2,620

Total Corporate Bonds and Notes (Identified Cost $38,000)		39,437

Leveraged Loans(2)—5.1%
Aerospace—0.6%
AI Convoy (Luxembourg) S.a.r.l. Tranche B (6 month LIBOR + 3.500%) 4.650%, 1/18/27	160	152
American Airlines, Inc. 2018 (1 month LIBOR + 1.750%) 1.934%, 6/27/25	193	135
Mileage Plus Holdings, Inc. Tranche B (3 month LIBOR + 5.500%) 0.000%, 6/25/27(6)	85	84
TransDigm, Inc. Tranche E (1 month LIBOR + 2.250%) 2.428%, 5/30/25	231	207
		578

Chemicals—0.2%
H.B. Fuller Co. Tranche B (1 month LIBOR + 2.000%) 2.190%, 10/21/24	97	94
Ineos U.S. Finance LLC 2024 (1 month LIBOR + 2.000%) 2.178%, 4/1/24	135	127
		221

Consumer Non-Durables—0.2%
Kronos Acquisition Holdings, Inc. Tranche B-3 (2 month LIBOR + 4.000%) 5.000%, 5/15/23	193	183
Energy—0.1%
Buckeye Partners LP (1 month LIBOR + 2.750%) 2.923%, 11/1/26	45	43
CITGO Petroleum Corp. 2019, Tranche B (3 month LIBOR + 5.000%) 6.000%, 3/27/24	77	73
		116

Food / Tobacco—0.1%
Aramark Services, Inc. Tranche B-4 (1 month LIBOR + 1.750%) 1.928%, 1/15/27	45	42
CHG PPC Parent LLC First Lien (1 month LIBOR + 2.750%) 2.928%, 3/31/25	69	65
		107

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Y (1 month LIBOR + 2.000%) 2.177%, 7/1/26	89	85

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Forest Prod / Containers—continued
Reynolds Consumer Products LLC (1 month LIBOR + 1.750%) 1.928%, 2/4/27	$30	$29
		114

Gaming / Leisure—0.3%
Aristocrat Technologies, Inc. (3 month LIBOR + 3.750%) 4.750%, 10/19/24	25	25
Pug LLC Tranche B (1 month LIBOR + 3.500%) 3.678%, 2/12/27	119	103
Seminole Tribe of Florida (3 month LIBOR + 1.750%) 1.928%, 7/8/24	146	139
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 2.500%, 2/8/27	70	63
		330

Healthcare—0.5%
Bausch Health Cos., Inc.
(1 month LIBOR + 2.750%) 2.940%, 11/27/25	28	27
(1 month LIBOR + 3.000%) 3.190%, 6/2/25	15	15
Catalent Pharma Solutions, Inc. Tranche B-2 (1 month LIBOR + 2.250%) 3.250%, 5/18/26	100	98
CHG Healthcare Services, Inc. (1 month LIBOR + 3.000%) 4.072%, 6/7/23	117	113
IQVIA, Inc. Tranche B-3 (3 month LIBOR + 1.750%) 2.058%, 6/11/25	127	124
LifePoint Health, Inc. Tranche B, First Lien (1 month LIBOR + 3.750%) 3.928%, 11/17/25	178	166
		543

Housing—0.3%
CPG International LLC (3 month LIBOR + 3.750%) 4.750%, 5/6/24	75	74
Summit Materials LLC Tranche B (1 month LIBOR + 2.000%) 2.178%, 11/21/24	226	217
		291

Information Technology—0.2%
Boxer Parent Co., Inc. (1 month LIBOR + 4.250%) 4.428%, 10/2/25	53	51
Kronos, Inc. 2018 (1 month LIBOR + 3.000%) 3.179%, 11/1/23	103	102
Ultimate Software Group, Inc. (The) 2020 (3 month LIBOR + 4.000%) 0.000%, 5/4/26(6)	85	84
		237

Manufacturing—0.1%
Gardner Denver, Inc. Tranche A (3 month LIBOR + 4.000%) 0.000%, 3/1/27(6)	20	19
	Par Value	Value

Manufacturing—continued
Ingersoll-Rand Services Co. 2020, Tranche B-1 (1 month LIBOR + 1.750%) 1.928%, 2/28/27	$20	$19
Star US Bidco LLC (1 month LIBOR + 4.250%) 5.250%, 3/17/27	120	109
		147

Media / Telecom - Broadcasting—0.1%
Nexstar Broadcasting, Inc. Tranche B-4 (1 month LIBOR + 2.750%) 2.923%, 9/18/26	139	132
Media / Telecom - Cable/Wireless Video—0.4%
CSC Holdings LLC 2018 (1 month LIBOR + 2.250%) 2.435%, 1/15/26	148	140
Telenet Financing USD LLC Tranche AR (1 month LIBOR + 2.000%) 2.185%, 4/30/28	200	188
Ziggo Financing Partnership Tranche I (1 month LIBOR + 2.500%) 2.685%, 4/30/28	40	38
		366

Media / Telecom - Telecommunications—0.3%
CenturyLink, Inc. Tranche B (1 month LIBOR + 2.250%) 2.428%, 3/15/27	65	61
Consolidated Communications, Inc. 2016 (1 month LIBOR + 3.000%) 4.000%, 10/5/23	84	80
Zayo Group Holdings, Inc. (1 month LIBOR + 3.000%) 3.178%, 3/9/27	155	146
		287

Media / Telecom - Wireless Communications—0.4%
CommScope, Inc. (1 month LIBOR + 3.250%) 3.428%, 4/4/26	54	52
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 1.930%, 4/11/25	207	198
T-Mobile USA, Inc. (1 month LIBOR + 3.000%) 3.178%, 4/1/27	145	145
		395

Service—0.5%
Dun & Bradstreet Corp. (The) Tranche B (1 month LIBOR + 4.000%) 4.184%, 2/6/26	170	165
Sedgwick Claims Management Services, Inc. (1 month LIBOR + 3.250%) 3.428%, 12/31/25	217	205
TKC Holdings, Inc. First Lien (3 month LIBOR + 3.750%) 4.750%, 2/1/23	110	103
		473

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
	Par Value	Value

Transportation - Automotive—0.2%
Cooper-Standard Automotive, Inc. Tranche B-1 (1 month LIBOR + 2.000%) 2.750%, 11/2/23	$128	$103
Navistar, Inc. Tranche B (1 month LIBOR + 3.500%) 3.700%, 11/6/24	93	88
		191

Utility—0.5%
APLP Holdings LP 2020, Tranche B (1 month LIBOR + 2.500%) 3.500%, 4/14/25	113	110
Brookfield WEC Holdings, Inc. (1 month LIBOR + 3.000%) 3.178%, 8/1/25	212	204
Calpine Corp. 2019 (1 month LIBOR + 2.250%) 2.430%, 4/5/26	149	143
Pacific Gas and Electric Co. (1 month LIBOR + 2.250%) 2.440%, 12/31/20	75	75
		532

Total Leveraged Loans (Identified Cost $5,511)		5,243

	Shares
Preferred Stocks—1.2%
Financials—1.0%
Discover Financial Services Series D, 6.125%(4)	85(7)	87
JPMorgan Chase & Co. Series HH, 4.600%	86(7)	77
KeyCorp Series D, 5.000%(8)	140(7)	132
M&T Bank Corp. Series F, 5.125%(8)	126(7)	126
MetLife, Inc. Series D, 5.875%	88(7)	93
PNC Financial Services Group, Inc. (The) Series R, 4.850%	80(7)	77
PNC Financial Services Group, Inc. (The) Series S, 5.000%	220(7)	223
Truist Financial Corp. Series Q, 5.100%(4)	250(7)	258
		1,073

Industrials—0.2%
General Electric Co. Series D, 5.000%	231(7)	181
Total Preferred Stocks (Identified Cost $1,280)		1,254

Total Long-Term Investments—97.5% (Identified Cost $95,974)		100,035

TOTAL INVESTMENTS—97.5% (Identified Cost $95,974)		$100,035
Other assets and liabilities, net—2.5%		2,572
NET ASSETS—100.0%		$102,607
Abbreviations:
BAM	Build America Municipal Insured
CNTY GTD	County Guarantee Program
DB	Deutsche Bank AG
GS	Goldman Sachs & Co.
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LP	Limited Partnership
MASTR	Morgan Stanley Structured Asset Security
PSF-GTD	Permanent School Fund Guarantee Program
SCH BD GTY	School Bond Guaranty

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020, these securities amounted to a value of $39,222 or 38.2% of net assets.
(2)	Variable rate security. Rate disclosed is as of June 30, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(4)	Interest payments may be deferred.
(5)	No contractual maturity date.
(6)	This loan will settle after June 30, 2020, at which time the interest rate, based on the LIBOR and the agreed upon spread on trade date, will be reflected.
(7)	Value shown as par value.
(8)	Interest may be forfeited.

Country Weightings†
United States	89%
Canada	3
Switzerland	1
Netherlands	1
Turkey	1
Indonesia	1
Cayman Islands	1
Other	3
Total	100%
† % of total investments as of June 30, 2020.

See Notes to Schedule of Investments

Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2020
($ reported in thousands)
The following table summarizes the market value of the Fund’s investments as of June 30, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2020	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$9,302	$9,302
Corporate Bonds and Notes	39,437	39,437
Foreign Government Securities	488	488
Leveraged Loans	5,243	5,243
Mortgage-Backed Securities	24,250	24,250
Municipal Bonds	3,086	3,086
U.S. Government Securities	16,975	16,975
Equity Securities:
Preferred Stocks	1,254	1,254
Total Investments	$100,035	$100,035
There were no securities valued using quoted prices (Level 1) or significant unobservable inputs (Level 3) at June 30, 2020.
Securities held by the Fund with an end of period value of $507 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.
	Total	Mortgage-Backed Securities
Investments in Securities
Balance as of September 30, 2019:	$547	$547
Accrued discount/(premium)	—(a)	—(a)
Change in unrealized appreciation (depreciation)(b)	(2)	(2)
Sales(c)	(38)	(38)
Transfers from Level 3(d)	(507)	(507)
Balance as of June 30, 2020	$—	$—
(a) Amount is less than $500.
(b) The change in unrealized appreciation (depreciation) on investments still held at June 30, 2020, was $-.
(c) Includes paydowns on securities.
(d) “Transfers into and/or from” represent the ending value as of June 30, 2020, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.”
See Notes to Schedule of Investments

NEWFLEET CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund’s fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.